SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

In accordance with ASC 855, Subsequent Events, the Company has evaluated subsequent events occurring after September 30, 2023 through October 28, 2023. Management has reviewed subsequent events through October 28, 2023, the date at which Financial Statements were issued, and determined there were no other items to disclose except as shown below.

NOTE 12 – SUBSEQUENT EVENTS

In accordance with ASC 855, Subsequent Events, the Company has evaluated subsequent events occurring after December 31, 2022 through April 10, 2023. Management has reviewed subsequent events through April 10, 2023, the date at which Financial Statements were issued, and determined there were no other items to disclose.